November 12, 2010

Mr. Russell Mancuso

Branch Chief
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-7010

Re:	Tornier B.V.
Registration Statement on Form S-1 (File No. 333-167370)

Dear Mr. Mancuso:

On behalf of Tornier B.V. (the “Company”), we hereby submit to the Commission Amendment No. 7 (the “Amendment”) to the Company’s Registration Statement on Form S-1 filed on June 8, 2010, and amended on each of July 15, 2010, August 11, 2010, September 14, 2010, October 4, 2010, October 14, 2010 and October 27, 2010 (the “Registration Statement”) in respect of the Company’s initial public offering of its ordinary shares.  This Amendment is being submitted primarily to reflect the Company’s updated financials for the nine-month period ended October 3, 2010. In addition to the changes discussed above, the Company has also amended the Registration Statement to update information and to correct typographical errors.

Please do not hesitate to contact Cristopher Greer at (212) 728-8214 or the undersigned at (212) 728-8656 with any further questions or comments.

Very truly yours,

/s/ Jeffery Fang

Jeffery Fang

Enclosures

cc:	Mr. Tom Jones, Staff Attorney
Carmen L. Diersen, Global Chief Financial Officer
Cristopher Greer, Esq.